Taxation - Reconciliations of income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Reconciliations of the income tax expenses
Loss before income tax expense	$ (28,947)	¥ (188,877)	¥ (2,417,874)	¥ (1,165,296)
Income tax credit computed at PRC statutory income tax rate of 25%		(47,219)	(604,468)	(291,324)
Tax effect of tax-exempt entity and preferential tax rate		30,140	230,669	97,549
Tax effect of Super Deduction and others		(144,503)	(121,177)	(139,331)
Nondeductible expenses		21,511	27,031	109
Change in valuation allowance		117,224	¥ 467,945	¥ 332,997
Income tax benefit	$ (3,501)	¥ (22,847)
PRC statutory tax rate (in percent)	25.00%	25.00%